SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18   SUBSEQUENT EVENTS

Change of CFO and CEO

On February 28, 2025, the Company announced that the board of directors of the Company has approved the re-designation of Mr. Xiaolan Tang as the chief financial officer, and the appointments of Mr. Heng Wang as the chief executive officer of the Company, in each case effective February 28, 2025.

Private Placement of Class A Ordinary Shares

The Company has entered into share purchase agreements with certain investors on April 1, 2025. Under the share purchase agreements, the Company agrees to sell and issue an aggregate of 25,000,000 Class A ordinary shares of the Company for a total purchase price of US$2.0 million. The per share purchase price is approximately US$0.08, which is the closing sale price of its American depositary shares (“ADSs”) as reported by Nasdaq on March 31, 2025.

Purchase agreement with Jeethen International Co., Limited (“Jennthen”)

The Company has entered into an intangible asset purchase agreement with Jeethen on April 1, 2025 (the “Agreement”). Under the Agreement, the Company will acquire from Jeethen core algorithms and related software and hardware systems for brain-computer interfaces, valued at US$10.85 million. As consideration, the Company agrees to issue 135,625,000 Class A ordinary shares of the Company to Jeethen. The number of Class A ordinary shares to be issued was determined by dividing the total consideration of US$10.85 million by the per share purchase price of approximately US$0.08, the closing sale price of the Company’s American depositary shares (“ADSs”) as reported by Nasdaq on March 31, 2025.

Grant of Shares

On April 24, 2025, the board of directors of the Company approved to engage certain advisors to provide advisory services for the Company (the “Advisors”) and, upon the approval and recommendation of the compensation committee of the board of directors, approved to grant an aggregate of 10,000,000 Class A ordinary shares (the “Grant”) to the Advisors as compensation for their advisory services. The Grant is not subject to the shareholders’ approval. The total purchase price of US$0.4 million. The per share purchase price is approximately US$0.08, which is the closing sale price of the Company’s American depositary shares (“ADSs”) as reported by Nasdaq on March 31, 2025.